Organisation and principal activities (Details)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Euro Tech (Far East) Limited
Percentage of equity ownership		100.00%		100.00%
Euro Tech (China) Limited
Percentage of equity ownership		100.00%		100.00%
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership		100.00%		100.00%
Shanghai Euro Tech Limited
Percentage of equity ownership		100.00%		100.00%
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership		100.00%		100.00%
Chongqing Euro Tech Rizhi Technology Co., Ltd
Percentage of equity ownership		100.00%		100.00%
Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd
Percentage of equity ownership		100.00%		100.00%
Guangzhou Euro Tech Environmental Equipment Co., Ltd
Percentage of equity ownership		100.00%		100.00%
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership		58.00%		58.00%
Pact Asia Pacific Limited
Percentage of equity ownership		58.00%		58.00%
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership		19.40%	[1]	19.70%
Zhejaing Jia Huan Electronic Co. Ltd
Percentage of equity ownership		20.00%		20.00%
Zhejiang Tianlan Environmental Engineering and Design Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		100.00%		100.00%
Hangzhou Tianlan Environmental Protection Equipments Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		51.00%		51.00%
Shihezi Tianlan Environmental Protection Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		100.00%		100.00%
Hangzhou Tianlian Environmental Testing Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership	[2]	80.00%		80.00%
Jinhua Jiahuan Puzhau | ZHEJIANG JIAHUAN
Percentage of equity ownership	[3]	0.00%		0.00%
Zhejiang Jiahuan Xinyu Environmental | ZHEJIANG JIAHUAN
Percentage of equity ownership		100.00%		100.00%

[1]	The Group interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation in both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.
[2]	The Company was incorporated on October 28, 2015. On April 17, 2016, the board of director approved the sales of 1,000,000 ordinary shares at a price RMB 1.00 per shares, which in the aggregate amount the gross proceeds of RMB 1,000,000 to the third parties.
[3]	The Company has been deregistered on September 1, 2015.